Goodwill and Intangible Assets - Schedule of Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 6,194.1	$ 5,676.9
Additions	402.2	704.5
Disposals	(96.8)	(1.3)
Amortization	(216.0)	(223.1)
Impairments	(86.1)	(46.8)
Foreign exchange effect and other	31.7	83.9
Intangible assets and goodwill, ending balance	6,229.1	6,194.1
Intangible assets with indefinite useful life	1,751.6	1,790.5
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Proceeds from termination of agreements	66.3
Gains on disposals of intangible assets	3.2
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	7,190.8
Intangible assets and goodwill, ending balance	7,497.2	7,190.8
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(934.5)
Intangible assets and goodwill, ending balance	(1,125.6)	(934.5)
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(62.2)
Intangible assets and goodwill, ending balance	(142.5)	(62.2)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,997.3	2,702.7
Additions	182.1	316.2
Disposals	(30.3)	0.0
Amortization	0.0	0.0
Impairments	(33.0)	(43.9)
Foreign exchange effect and other	10.2	22.3
Intangible assets and goodwill, ending balance	3,126.3	2,997.3
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,043.9
Intangible assets and goodwill, ending balance	3,199.6	3,043.9
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(46.6)
Intangible assets and goodwill, ending balance	(73.3)	(46.6)
Lloyd's participation rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	503.2	503.2
Additions	0.0	0.0
Disposals	0.0	0.0
Amortization	0.0	0.0
Impairments	0.0	0.0
Foreign exchange effect and other	0.0	0.0
Intangible assets and goodwill, ending balance	503.2	503.2
Lloyd's participation rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	503.2
Intangible assets and goodwill, ending balance	503.2	503.2
Lloyd's participation rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Lloyd's participation rights | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Customer and broker relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	969.8	932.8
Additions	(1.0)	134.9
Disposals	0.0	0.0
Amortization	(100.4)	(105.5)
Impairments	(2.1)	0.0
Foreign exchange effect and other	1.2	7.6
Intangible assets and goodwill, ending balance	867.5	969.8
Customer and broker relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,391.4
Intangible assets and goodwill, ending balance	1,383.6	1,391.4
Customer and broker relationships | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(421.9)
Intangible assets and goodwill, ending balance	(513.7)	(421.9)
Customer and broker relationships | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.3
Intangible assets and goodwill, ending balance	(2.4)	0.3
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,181.1	1,096.8
Additions	0.1	34.8
Disposals	0.0	0.0
Amortization	0.0	0.0
Impairments	(44.7)	0.0
Foreign exchange effect and other	16.8	49.5
Intangible assets and goodwill, ending balance	1,153.3	1,181.1
Brand names | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,181.1
Intangible assets and goodwill, ending balance	1,200.4	1,181.1
Brand names | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Brand names | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	(47.1)	0.0
Computer software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	542.7	441.4
Additions	221.0	218.6
Disposals	(66.5)	(1.3)
Amortization	(115.6)	(117.6)
Impairments	(6.3)	(2.9)
Foreign exchange effect and other	3.5	4.5
Intangible assets and goodwill, ending balance	578.8	542.7
Computer software and other | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,071.2
Intangible assets and goodwill, ending balance	1,210.4	1,071.2
Computer software and other | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(512.6)
Intangible assets and goodwill, ending balance	(611.9)	(512.6)
Computer software and other | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(15.9)
Intangible assets and goodwill, ending balance	$ (19.7)	$ (15.9)